Equity (Details 2) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding shares, Beginning	663,000	663,000
Options outstanding, Warrants issued	89,000
Options outstanding, Warrants exercised	(394,000)
Options outstanding shares, Ending	358,000	663,000
Weighted average exercise price, Beginning	$ 13.8	$ 13.8
Weighted average exercise price, Warrants issued	2.79
Weighted average exercise price, Warrants exercised	6.09
Weighted average exercise price, Ending	$ 20.53	$ 13.8
Warrants exercisable, Beginning	625,000	586,000
Warrants Exercisable ,Warrants Expired	394,000
Warrants exercisable, Ending	280,000	625,000
Weighted average exercise price options exercisable, Beginning	$ 14.4	$ 15.12
Weighted Average Exercise Price,Warrants Expired	6.09
Weighted average exercise price options exercisable,Ending	$ 25.46	$ 14.4